Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company’s Compensation Practices
We do not pay any cash compensation to our NEOs or employees of the Advisor. As employees of the Advisor, they are compensated by the Advisor. Pursuant to our 2021 Equity Incentive Plan, the Compensation Committee may, from time to time, grant awards consisting of restricted shares of our Common Stock, restricted stock units and/or other equity-based awards to qualified directors, officers, employees, advisors, consultants, and other personnel, including the NEOs. These equity-based awards are generally subject to time-based vesting requirements. Since 2022, our Compensation Committee has approved annual equity awards to certain employees of the Advisor and its affiliates, including our NEOs.
Our Compensation Committee believes that its equity compensation practices align the long-term interests of the NEOs with those of our stockholders and encourage the retention of our NEOs’ expertise and leadership, a benefit that is evidenced by the lack of turnover amongst our NEO population.
The Compensation Committee does not time the issuance of equity-based compensation awards in coordination with the release of material non-public
information.

Award Timing MNPI Considered	false